Claims Payable	12 Months Ended
Dec. 31, 2022
Claims Payable.
Claims Payable

Note 11: Claims Payable

Claims payable includes claims reported as of the end of the reporting period, including estimates for IBNR, due to third parties for health care services provided to members. Activity in the liability for claims payable and healthcare expenses was as follows:

	December 31,
	2022	2021
Claims unpaid, beginning of period	$101,958	$76,031
Incurred, related to:
Current period	942,570	55,149
Prior period(s)	882	174
Total incurred	943,452	55,323
Paid, related to:
Current period	794,026	53,366
Prior period(s)	100,177	2,928
Total paid	894,203	56,294
Claims unpaid assumed in acquisitions	—	26,898
Claims unpaid, end of period	$151,207	$101,958

Estimates for incurred claims are based on historical enrollment and cost trends while also taking into consideration operational changes. Future and actual results typically differ from estimates. Differences could result from an overall change in medical expenses per member, changes in member mix or simply due to the addition of new members.